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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

FINANCIAL STATEMENTS

Security Varilife Separate Account
Years ended December 31, 2000, 1999 and 1998

                       Security Varilife Separate Account
                              Financial Statements
                  Years ended December 31, 2000, 1999 and 1998

                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners
Security Varilife Separate Account
         and
The Board of Directors
Security Benefit Life Insurance Company

We have  audited the  accompanying  individual  and combined  balance  sheets of
Security Varilife Separate Account (comprised of the individual series indicated
therein) as of December 31, 2000,  and the related  statements of operations for the year then ended and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of Security
Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  series of Security  Varilife  Separate Account at December 31, 2000,
and the individual and combined results of their operations and changes in their net  assets  for the  periods  described  above in  conformity  with  accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

                       Security Varilife Separate Account
                                 Balance Sheets
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)
                                December 31, 2000

ASSETS

Investments:
  SBL Fund:
    Series A (Equity Series) - 69,892 shares at net
      asset value of $28.50 per share (cost, $2,209).............................   $1,992
    Series B (Large Cap Value Series) - 12,939 shares
      at net asset value of $19.93 per share (cost, $348)........................      258
    Series C (Money Market Series) - 5,714 shares at
      net asset value of $12.69 per share (cost, $70)............................       73
    Series D (Global Series) - 69,713 shares at net
      asset value of $8.49 per share (cost, $547)................................      592
    Series E (Diversified Income Series) - 10,606 shares
      at net asset value of $11.37 per share (cost, $125)........................      121
    Series J (Mid Cap Growth Series) - 24,371 shares
      at net asset value of $32.82 per share (cost, $659)........................      800
    Series K (Global Strategic Income Series) - 5,496 shares
      at net asset value of $9.98 per share (cost, $55)..........................       55
    Series M (Global Total Return Series) - 10,015 shares
      at net asset value of $10.46 per share (cost, $120)........................      105
    Series N (Managed Asset Allocation Series) - 5,766 shares
      at net asset value of $16.08 per share (cost, $91).........................       93
    Series O (Equity Income Series) - 26,619 shares at
      net asset value of $17.66 per share (cost, $445)...........................      470
    Series S (Social Awareness Series) - 2,628 shares
      at net asset value of $27.62 per share (cost, $72).........................       72
                                                                                     -----
Combined assets..................................................................   $4,631
                                                                                     =====

                                                             NUMBER      UNIT
                                                            OF UNITS     VALUE
                                                            -------------------
NET ASSETS
Net assets are represented by:
  Equity Series:
    Accumulation units...................................    87,161      $22.85     $1,992
  Large Cap Value Series:
    Accumulation units...................................    14,491       17.79        258
  Money Market Series:
    Accumulation units...................................     5,703       12.71         73
  Global Series:
    Accumulation units...................................    25,425       23.28        592
  Diversified Income Series:
    Accumulation units...................................     8,888       13.57        121
  Mid Cap Growth Series:
    Accumulation units...................................    23,005       34.77        800
  Global Strategic Income Series:
    Accumulation units...................................     4,063       13.50         55
  Global Total Return Series:
    Accumulation units...................................     7,535       13.90        105
  Managed Asset Allocation Series:
    Accumulation units...................................     5,389       17.21         93
  Equity Income Series:
    Accumulation units...................................    22,038       21.33        470
  Social Awareness Series:
    Accumulation units...................................     3,175       22.86         72
                                                                                     -----
Combined net assets......................................                           $4,631
                                                                                     =====

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                            Statements of Operations
                                 (IN THOUSANDS)
                          Year ended December 31, 2000

                                                            LARGE
                                                             CAP        MONEY
                                                EQUITY      VALUE       MARKET      GLOBAL
                                                SERIES      SERIES      SERIES      SERIES
                                                ------------------------------------------
Investment income (loss):
   Dividend distributions....................   $   1       $  9        $  1        $---
   Expenses (NOTE 2):
     Mortality and expense risk fee..........     (20)        (3)         (1)         (5)
     Administrative fee and insurance costs..    (180)       (33)        (11)        (45)
                                                ------------------------------------------
Net investment loss..........................    (199)       (27)        (11)        (50)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions...............     179         26         ---          59
   Realized gain (loss) on investments.......      25        (28)         (2)         32
   Unrealized gain (loss) on investments.....    (493)       (30)          8         (76)
                                                ------------------------------------------
Net realized and unrealized
  gain (loss) on investments.................    (289)       (32)          6          15
                                                ------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...........   $(488)      $(59)       $ (5)       $(35)
                                                ==========================================

                                                                         GLOBAL     GLOBAL
                                                DIVERSIFIED   MID CAP   STRATEGIC   TOTAL
                                                  INCOME      GROWTH     INCOME     RETURN
                                                  SERIES      SERIES     SERIES     SERIES
                                                ------------------------------------------
Investment income (loss):
   Dividend distributions....................      $  1        $---       $---      $---
   Expenses (NOTE 2):
     Mortality and expense risk fee..........        (1)         (7)        (1)       (1)
     Administrative fee and insurance costs..        (6)        (54)        (1)       (8)
                                                ------------------------------------------
Net investment loss..........................        (6)        (61)        (2)       (9)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions...............       ---          55        ---        11
   Realized gain (loss) on investments.......        (1)         32        ---       ---
   Unrealized gain (loss) on investments.....         9          (2)         2       (21)
                                                ------------------------------------------
Net realized and unrealized
  gain (loss) on investments.................         8          85          2       (10)
                                                ------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...........      $  2        $ 24       $---      $(19)
                                                ==========================================

                                                 MANAGED
                                                  ASSET      EQUITY    SOCIAL
                                                ALLOCATION   INCOME   AWARENESS
                                                  SERIES     SERIES    SERIES     COMBINED
                                                ------------------------------------------
Investment income (loss):
   Dividend distributions....................     $---       $  1       $---       $  13
   Expenses (NOTE 2):
     Mortality and expense risk fee..........      ---         (3)       ---         (42)
     Administrative fee and insurance costs..       (9)       (16)        (6)       (369)
                                                ------------------------------------------
Net investment loss..........................       (9)       (18)        (6)       (398)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions...............        2         38        ---         370
   Realized gain (loss) on investments.......        3         (1)         2          62
   Unrealized gain (loss) on investments.....       (6)        17        (11)       (603)
                                                ------------------------------------------
Net realized and unrealized
  gain (loss) on investments.................       (1)        54         (9)       (171)
                                                ------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...........     $(10)      $ 36       $(15)      $(569)
                                                ==========================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                       Statements of Changes in Net Assets
                                 (IN THOUSANDS)
                  Years ended December 31, 2000, 1999 and 1998

                                                                           LARGE CAP
                                            EQUITY SERIES                VALUE SERIES
                                      2000      1999      1998       2000    1999    1998
                                     -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (199)   $ (188)   $ (139)     $(27)   $(44)   $(36)
    Capital gains distributions...      179        69       104        26     123      30
    Realized gain (loss)
      on investments..............       25       159        59       (28)    (73)      7
    Unrealized gain (loss)
      on investments..............     (493)      (72)      215       (30)    (53)    (23)
                                     -----------------------------------------------------
  Net increase (decrease) in
    net assets from operations....     (488)      (32)      239       (59)    (47)    (22)

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....      419       533       547        51     100     101
    Terminations and withdrawals..     (176)     (341)      (29)      (51)    (77)    (16)
                                     -----------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....      243       192       518       ---      23      85
                                     -----------------------------------------------------
Net increase (decrease)
  in net assets...................     (245)      160       757       (59)    (24)     63
Net assets at beginning of year...    2,237     2,077     1,320       317     341     278
                                     -----------------------------------------------------
Net assets at end of year.........   $1,992    $2,237    $2,077      $258    $317    $341
                                     =====================================================

                                       MONEY MARKET SERIES            GLOBAL SERIES
                                      2000     1999     1998      2000    1999    1998
                                     --------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (11)   $  (9)   $ (11)     $(50)   $(36)   $(47)
    Capital gains distributions...     ---      ---      ---        59      51      21
    Realized gain (loss)
      on investments..............      (2)       1        2        32      21       1
    Unrealized gain (loss)
      on investments..............       8       (4)     ---       (76)    107      24
                                     --------------------------------------------------
  Net increase (decrease) in
    net assets from operations....      (5)     (12)      (9)      (35)    143      (1)

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....     140      421      199       218     103     102
    Terminations and withdrawals..    (331)    (211)    (165)      (82)    (70)    (13)
                                     --------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....    (191)     210       34       136      33      89
                                     --------------------------------------------------
Net increase (decrease)
  in net assets...................    (196)     198       25       101     176      88
Net assets at beginning of year...     269       71       46       491     315     227
                                     --------------------------------------------------
Net assets at end of year.........   $  73    $ 269    $  71      $592    $491    $315
                                     ==================================================

                       Security Varilife Separate Account
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                           DIVERSIFIED
                                          INCOME SERIES           MID CAP GROWTH SERIES
                                     2000     1999     1998      2000     1999     1998
                                     ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (6)    $  2     $ (1)     $(61)    $(38)    $(47)
    Capital gains distributions...    ---      ---        1        55       54       24
    Realized gain (loss)
      on investments..............     (1)      (1)     ---        32       24        8
    Unrealized gain (loss)
      on investments..............      9      (15)       1        (2)     113        6
                                     ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations....      2      (14)       1        24      153       (9)

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....     17       18       20       269      211       83
    Terminations and withdrawals..     (1)      (6)      (2)      (63)     (72)     (18)
                                     ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....     16       12       18       206      139       65
                                     ---------------------------------------------------
Net increase (decrease)
  in net assets...................     18       (2)      19       230      292       56
Net assets at beginning of year...    103      105       86       570      278      222
                                     ---------------------------------------------------
Net assets at end of year.........   $121     $103     $105      $800     $570     $278
                                     ===================================================

                                        GLOBAL STRATEGIC              GLOBAL TOTAL
                                          INCOME SERIES               RETURN SERIES
                                     2000     1999     1998      2000     1999     1998
                                     ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (2)    $ (1)    $  2      $ (9)    $ (2)    $ (3)
    Capital gains distributions...    ---      ---        1        11        7        4
    Realized gain (loss)
      on investments..............    ---      ---      ---       ---        2      ---
    Unrealized gain (loss)
      on investments..............      2      ---       (2)      (21)      (1)       4
                                     ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations....    ---       (1)       1       (19)       6        5

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....     11       10       12        27       21       20
    Terminations and withdrawals..    ---      ---       (2)       (1)     (11)     ---
                                     ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....     11       10       10        26       10       20
                                     ---------------------------------------------------
Net increase (decrease)
  in net assets...................     11        9       11         7       16       25
Net assets at beginning of year...     44       35       24        98       82       57
                                     ---------------------------------------------------
Net assets at end of year.........   $ 55     $ 44     $ 35      $105     $ 98     $ 82
                                     ===================================================

                       Security Varilife Separate Account
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                          MANAGED ASSET
                                        ALLOCATION SERIES         EQUITY INCOME SERIES
                                     2000     1999     1998      2000     1999     1998
                                     ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (9)    $ (5)    $ (1)     $(18)    $ (8)    $(16)
    Capital gains distributions...      2      ---      ---        38       22       12
    Realized gain (loss)
      on investments..............      3        5        1        (1)      26       17
    Unrealized gain (loss)
      on investments..............     (6)      (2)       4        17      (50)      (2)
                                     ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations....    (10)      (2)       4        36      (10)      11

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....     72       29        4        72       89       91
    Terminations and withdrawals..    (30)      (5)     ---       (24)     (64)     (33)
                                     ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....     42       24        4        48       25       58
                                     ---------------------------------------------------
Net increase (decrease)
  in net assets...................     32       22        8        84       15       69
Net assets at beginning of year...     61       39       31       386      371      302
                                     ---------------------------------------------------
Net assets at end of year.........   $ 93     $ 61     $ 39      $470     $386     $371
                                     ===================================================

                                            SOCIAL
                                       AWARENESS SERIES                COMBINED
                                     2000    1999    1998      2000      1999      1998
                                     ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..   $ (6)   $ (4)   $(1)     $ (398)   $ (333)   $ (300)
    Capital gains distributions...    ---       1      1         370       327       198
    Realized gain (loss)
      on investments..............      2       2      1          62       166        96
    Unrealized gain (loss)
      on investments..............    (11)      4      5        (603)       27       232
                                     ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations....    (15)      3      6        (569)      187       226

  From policyholder transactions
    (NOTE 3):
    Variable account deposits.....     37      28      3       1,333     1,563     1,182
    Terminations and withdrawals..    (10)    ---     (4)       (769)     (857)     (282)
                                     ----------------------------------------------------
  Net increase (decrease)
    in net assets from
    policyholder transactions.....     27      28     (1)        564       706       900
                                     ----------------------------------------------------
Net increase (decrease)
  in net assets...................     12      31      5          (5)      893     1,126
Net assets at beginning of year...     60      29     24       4,636     3,743     2,617
                                     ----------------------------------------------------
Net assets at end of year.........   $ 72    $ 60    $29      $4,631    $4,636    $3,743
                                     ====================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                          Notes to Financial Statements
                        December 31, 2000, 1999 and 1998

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Security  Varilife  Separate  Account  (the  Account)  is a separate  account of
Security  Benefit Life Insurance  Company (SBL).  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  All activity  in the account  relates to Security  Elite  Benefit,  a variable  life product  sold by SBL.  Deposits  received by the Account are invested in the SBL
Fund, a mutual fund not  otherwise  available to the public.  As directed by the owners, amounts deposited may be invested in shares of Series A (Equity Series -
emphasis on capital  appreciation),  Series B (Large Cap Value Series - emphasis on capital  appreciation  with  secondary  emphasis on income),  Series C (Money
Market  Series - emphasis  on capital  preservation  while  generating  interest income),  Series D (Global Series - emphasis on long-term capital growth through investment  in foreign and domestic  common  stocks and  equivalents),  Series E
(Diversified  Income  Series -  emphasis  on current  income  with  security  of principal), Series J (Mid Cap Growth Series - emphasis on capital appreciation),
Series K (Global  Strategic Income Series - emphasis on high current income with secondary  emphasis  on capital  appreciation),  Series M (Global  Total  Return
Series - emphasis on high total return  consisting of capital  appreciation  and current income),  Series N (Managed Asset  Allocation  Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital  appreciation) and Series S (Social Awareness Series
- emphasis on capital appreciation).

During 2000, the former Growth Series,  Growth-Income  Series,  Worldwide Equity
Series,  High Grade Income Series and Mid Cap Series were renamed Equity Series,
Large Cap Value Series,  Global  Series,  Diversified  Income Series and Mid Cap
Growth Series, respectively.

Under the terms of the investment advisory contracts,  portfolio  investments of the underlying mutual funds are made by Security Management Company,  LLC (SMC), a limited liability company controlled by its members,  SBL and Security Benefit
Group, Inc., a wholly-owned subsidiary of SBL.

SMC has engaged T. Rowe Price Associates,  Inc. to provide sub-advisory services to Managed Asset  Allocation  Series and Equity  Income  Series and  Oppenheimer
Funds,  Inc. to provide  sub-advisory  services to Global Series and  Wellington
Management Company, LLP (Wellington Management) to provide sub-advisory services to Global  Strategic  Income  Series and Global  Total Return  Series.  Meridian
Investment  Management  Corporation  (Meridian)  served as sub-advisor to Global
Strategic  Income  Series and Global Total Return Series until May 15, 1999 when
Meridian was replaced by Wellington Management.

INVESTMENT VALUATION

Investments  in mutual fund  shares are  carried in the balance  sheet at market value (net asset value of the underlying mutual fund).  Investment  transactions are accounted for on the trade date.  Beginning January 1, 2000,  realized gains and losses on sales of investments  are determined  based on the average cost of investments  sold.  Previously,  the first-in,  first-out  method was used. This change in accounting principle had no effect on net assets.

The cost of investments  purchased and proceeds from investments sold during the years ended December 31 were as follows:

                           2000                     1999                     1998
                  ----------------------   ----------------------   ----------------------
                   COST OF     PROCEEDS     COST OF     PROCEEDS     COST OF     PROCEEDS
                  PURCHASES   FROM SALES   PURCHASES   FROM SALES   PURCHASES   FROM SALES
                  ----------------------   ----------------------   ----------------------
                                               (IN THOUSANDS)

Equity Series.....  $617         $394        $745         $672        $694         $211
Large Cap Value
  Series..........    86           87         255          153         155           76
Money Market
  Series..........   196          398         468          267         263          240
Global Series.....   294          149         210          162         131           68
Diversified Income
  Series..........    18            8          44           30          25            7
Mid Cap Growth
  Series..........   341          141         326          171         147          105
Global Strategic
  Income Series...    11            2          11            2          15            2
Global Total
  Return Series...    37            9          39           24          26            5
Managed Asset
  Allocation
  Series..........    74           39          32           13           5            2
Equity Income
  Series..........   112           44         134           95         109           55
Social Awareness
  Series..........    37           16          30            5           4            5

REINVESTMENT OF DIVIDENDS

Dividend and capital gains  distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective  series.  Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The  operations of the account are part of the  operations of SBL. Under current law, no federal  income  taxes are  allocated  by SBL to the  operations  of the
Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally  accepted in the United States  requires  management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  SECURITY VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts a daily  administrative  charge  equal to an annual rate of 0.35% of the  average  daily net assets of each  account.  Mortality  and  expense  risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9%
of the average daily net assets of each account.

A deduction  for cost of  insurance  and cost of any riders also is made monthly and is equal to a current cost of insurance rate multiplied by the net amount at risk under a policy at the beginning of the policy month. The net amount at risk for these  purposes  is equal to the  amount  of death  benefit  payable  at the beginning of the policy month divided by 1.0032737 less the accumulated value at the  beginning of the month.  These charges  amounted to $359,000,  $347,000 and
$297,000 during 2000, 1999 and 1998, respectively.

When  applicable,  an amount for state and local  premium taxes is deducted from each premium payment as provided by pertinent state law.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                  UNITS
                                                          ----------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2000     1999     1998
                                                          ----------------------
                                                              (IN THOUSANDS)
    Equity Series:
      Account deposits.................................    17       21       25
      Terminations, withdrawals and administrative
        and insurance expenses.........................    14       21        7
    Large Cap Value Series:
      Account deposits.................................     3        5        5
      Terminations, withdrawals and administrative
        and insurance expenses.........................     5        6        3
    Money Market Series:
      Account deposits.................................    11       35       17
      Terminations, withdrawals and administrative
        and insurance expenses.........................    28       19       15
    Global Series:
      Account deposits.................................     9        6        7
      Terminations, withdrawals and administrative
        and insurance expenses.........................     5        5        4
    Diversified Income Series:
      Account deposits.................................     1        1        2
      Terminations, withdrawals and administrative
        and insurance expenses.........................     1        1        1
    Mid Cap Growth Series:
      Account deposits.................................     8        9        5
      Terminations, withdrawals and administrative
        and insurance expenses.........................     3        4        4
    Global Strategic Income Series:
      Account deposits.................................     1        1        1
      Terminations, withdrawals and administrative
        and insurance expenses.........................   ---      ---      ---
    Global Total Return Series:
      Account deposits.................................     2        1        2
      Terminations, withdrawals and administrative
        and insurance expenses.........................     1        1      ---
    Managed Asset Allocation Series:
      Account deposits.................................     4        2      ---
      Terminations, withdrawals and administrative
        and insurance expenses.........................     2        1      ---
    Equity Income Series:
      Account deposits.................................     4        5        5
      Terminations, withdrawals and administrative
        and insurance expenses.........................     2        4        3
    Social Awareness Series:
      Account deposits.................................     1        1      ---
      Terminations, withdrawals and administrative
        and insurance expenses.........................     1      ---      ---